Variable interest entity (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs’ consolidated assets and liabilities

	December 31, 2024	December 31, 2023

Current assets	$12,630,910	$—
Other assets	350,188	—
Total assets	12,981,098	—
Total liabilities	(3,897,967)	—
Net assets	$9,083,131	$—

	December 31, 2024	December 31, 2023

Current liabilities:
Accounts payable	$2,787,656	$—
Other payables and accrued liabilities	207,558	—
Contract liabilities	37,316	—
Lease liabilities	133,818	—
Taxes payable	528,173	—
Total current liabilities	3,694,521	—
Lease liabilities – non-current	203,446	—
Total liabilities	$3,897,967	$—

The summarized operating results of the VIEs are as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023**	For the year ended December 31, 2022**

Operating revenues*	$1,417,848	$3,173,124	$6,093,457
Gross profit	591,012	1,575,941	2,566,055
Loss from operations	(20,269)	(4,121,315)	(13,046,004)
Net loss	$(46,643)	$(4,310,491)	$(13,224,939)
Net loss attributable to INFOBIRD CO., LTD	(45,244)	(4,018,865)	(12,305,833)
Net loss attributable to non-controlling interest	(1,399)	(291,626)	(919,106)

*	During the years ended December 31, 2024, 2023 and 2022, Operating revenues include nil, $583,302 and $601,777 intercompany revenue to Infobird WFOE, respectively.
**	Operating revenues in 2023 and 2022 were totally generated from discontinued operations.